Notes to the consolidated financial statements - Research and development expenses (Details) - Research and development expenses - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Expenses By Nature [Line Items]
Materials	€ (17,287)	€ (2,981)
Personnel	(7,054)	(5,619)
Amortization and depreciation	(1,013)	(888)
Patents and fees to register a legal right	(1,855)	(2,950)
Third-party services	16,800	(91,617)
Maintenance and lease	(36)	(243)
Other	(341)	(688)
Total	(10,786)	(104,986)
Salary and salary-related expenses	6,864	5,333
Expenses from share-based payments	190	€ 286
Reversal of provision of onerous contracts	€ 6,800